DEPOSITS WITH CENTRAL BANK	12 Months Ended
Dec. 31, 2010
Deposits With Central Bank Abstract
DEPOSITS WITH CENTRAL BANK

NOTE 6: DEPOSITS WITH CENTRAL BANK

The central bank is the primary regulator of depository institutions in Greece. The central bank requires all banks established in Greece to maintain deposits equal to 2% of total customer deposits as these are defined by the European Central Bank (“ECB”). Similar requirements apply to the other banking subsidiaries of the Group. The Bank's deposits bear interest at the refinancing rate as set by the ECB (1% at December 31, 2010) while the corresponding deposits of Finansbank, UBB and certain other subsidiaries are non-interest bearing.